N-2	Feb. 27, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001414932
Amendment Flag	false
Securities Act File Number	814-00755
Document Type	8-K
Entity Registrant Name	Oaktree Specialty Lending Corporation
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	The Eighth Supplemental Indenture relates to the Company’s issuance, offer and sale of $ 300.0 million aggregate principal amount of its 6.340% Notes due 2030 (the “Notes”).
Long Term Debt, Title [Text Block]	6.340% Notes due 2030
Long Term Debt, Principal	$ 300
Long Term Debt, Structuring [Text Block]	The Notes mature on February 27, 2030 (the “Maturity Date”), unless previously redeemed or repurchased in accordance with their terms. The Notes bear interest at a rate of 6.340% per year payable semiannually in arrears on February 27 and August 27 of each year, commencing on August 27, 2025.Prior to January 27, 2030 (one month prior to the maturity date of the Notes), or the Par Call Date, the Company may redeem the Notes at its option, in whole or in part, at any time and from time to time, at a redemption price (expressed as a percentage of principal amount and rounded to three decimal places) equal to the greater of: (1) (a) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date (assuming the Notes matured on the Par Call Date) on a semi-annual basis (assuming a
360-day
year consisting of twelve
30-day
months) at the Treasury Rate plus 30 basis points less (b) interest accrued to the date of redemption, and (2) 100% of the principal amount of the Notes to be redeemed, plus, in either case, accrued and unpaid interest thereon to the redemption date. On or after the Par Call Date, the Company may redeem the Notes, in whole or in part, at any time and from time to time, at a redemption price equal to 100% of the principal amount of the Notes being redeemed plus accrued and unpaid interest thereon to the redemption date. The Notes will not be subject to any sinking fund. In addition, if a Change of Control Repurchase Event (as defined in the Eighth Supplemental Indenture) occurs prior to maturity, unless the Company has exercised its right to redeem the Notes in full, holders will have the right, at their option, to require the Company to repurchase for cash some or all of the Notes at a repurchase price equal to 100% of the principal amount of the Notes being repurchased, plus accrued and unpaid interest to, but not including, the repurchase date.
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture, as supplemented by the Eighth Supplemental Indenture, contains certain covenants, including a covenant requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, or any successor provisions, but giving effect to any exemptive relief granted to the Company by the Securities and Exchange Commission (the “SEC”) and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.